Intangible Assets - Summary of Goodwill (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	[1]	€ 4,419
Intangible assets at ending period		4,028	€ 4,419	[1]
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		3,495
Intangible assets at ending period		3,495	3,495
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		924
Intangible assets at ending period		533	924
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		5,791	5,717
Additions		76	53
Transferred			21
Intangible assets at ending period		5,867	5,791
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		3,495	3,495
Intangible assets at ending period		3,495	3,495
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		2,296	2,222
Additions		76	53
Transferred			21
Intangible assets at ending period		2,372	2,296
Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		(1,372)	(889)
Amortization Charge		(467)	(483)
Intangible assets at ending period		(1,839)	(1,372)
Amortization and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		(1,372)	(889)
Amortization Charge		(467)	(483)
Intangible assets at ending period		€ (1,839)	€ (1,372)

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.